Derivatives	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Derivatives

NOTE 18—DERIVATIVES

The hedge accounting rules provided by IAS 39 continued to be applied in the first half for derivatives.

Derivative financial instruments are used by the TIM Group to hedge its exposure to foreign exchange rate risk, to manage interest rate risk and to diversify the parameters of debt so that costs and volatility can be reduced to within predetermined operational limits.

Derivative financial instruments in place at December 31, 2018 are principally used to manage debt positions. They include interest rate swaps (IRSs) to reduce interest rate exposure on fixed-rate and variable-rate bank loans and bonds, as well as cross currency and interest rate swaps (CCIRSs), currency forwards and foreign exchange options to convert the loans/receivables secured in currencies different from the functional currencies of the various Group companies.

IRS transactions, provide for or may entail, at specified maturity dates, the exchange of flows of interest, calculated on the notional amount, at the agreed fixed or variable rates.

The same also applies to CCIRS transactions which, in addition to the settlement of periodic interest flows, may provide for the exchange of principal, in the respective currencies of denomination, at maturity and possibly spot.

Hedging: economic relationship between the underlying and derivatives

Hedging relationships recorded in hedge accounting at 12/31/2018 belong to two categories: i) hedging of the fair value of bond issues denominated in euros and ii) hedging of cash flows from coupon flows of bond issues denominated in currencies other than the euro.

In the first case, the hedged risk is represented by the fair value of the bond attributable to euro interest rates and is hedged by IRS. The present value of both instruments, the underlying and derivatives, depends on the structure of interest rates on the euro market, used to calculate the discount factor and variable interest flows of the derivative. In particular, oscillating rates will translate as changes in the discount factor of the fixed interest expense on the underlying; on the derivative, changes in the discount factor of interest income will occur, as well as changes in the nominal flow of variable interest (only partially corrected by the discounting effect). The effects on the derivative will be opposite, in accounting terms, to the effects on the underlying.

In the second case, the hedged risk is represented by the variability in cash flows (and the repayment of the nominal amount) generated by exchange rates; hedging comprises combinations of IRS and CCIRS that synthetically transform fixed rate coupon flows into currency into fixed rate flows in euro. In this case, exchange rate oscillations will usually produce contrary effects on the underlying and on the derivative as the asset leg of the latter faithfully reflects the underlying, while the liability leg is denominated in euros and is therefore insensitive to the exchange rate.

Hedging: determination of the hedge ratio

The types of hedging adopted by the Group require a hedge ratio equal to 1:1, as the types of risk hedged (interest rate and exchange risks) are such as to generate economic effects on the underlying instruments that can only be offset by the same notional quantities of derivative instruments.

Hedging: potential sources of ineffectiveness

The contractualization of derivatives to hedge financial risks takes place at arm’s length and aims to fully neutralize the effects of such risks.

However, in practice, both fair value hedges and cash flows hedges, although financially perfect, cannot guarantee absolute effectiveness due to the many banks involved, the particular nature of some derivatives attributable to fixing and/or the indexing of variable parameters, and the possible imperfect correspondence of critical terms.

The following table indicates total financial derivatives of the TIM Group at December 31, 2018 and in 2017; in compliance with the requirements of IFRS 7, a move has been made from the representation of the synthetic notional value of the hedge to the current representation, where the notional amounts are shown in relation to all derivative instruments involved in hedging.

The following tables break down the financial derivatives by type of risk for each kind of hedging, separating financial assets and liabilities. For CCIRS, the notional amount refers to the contractual value in euros, for IRS in a currency other than the euro, the value is indicated at the market exchange rate.

Type	Hedged Risk	Notional amount at 12/31/2018	Notional amount at 12/31/2017	Spot (*) Mark-to-Market (Clean Price) at 12/31/2018	Spot (*) Mark-to-Market (Clean Price) at 12/31/2017
		(millions of euros)
Interest rate swaps	Interest rate risk	4,334	4,334	52	2
Cross Currency and Interest Rate Swaps	Interest rate risk and currency exchange rate risk	—	—	—	—

Total Fair Value Hedge Derivatives		4,334	4,334	52	2

Interest rate swaps	Interest rate risk	4,992	5,178	182	346
Cross Currency and Interest Rate Swaps	Interest rate risk and currency exchange rate risk	6,804	7,239	(365)	(672)

Total Cash Flow Hedge Derivatives		11,796	12,417	(183)	(325)

Total Non-Hedge Accounting Derivatives		223	213	17	15

Total TIM Group Derivatives		16,353	16,964	(114)	(308)

(*)	Spot Mark-to-market above represents the market measurement of the derivative net of the accrued portion of the flow in progress.

Fair value hedges	Accounting item		Nominal value	Carrying amount	Change in fair value for the year
	(millions of euro)
Interest rate swaps	Hedging derivatives relating to hedged items classified as current (non-current)assets/liabilities of a financial nature—Current / non-current assets.	(a)	4,334	52	50
Assets				52
Liabilities				—	—
Cross Currency and Interest Rate Swaps	Hedging derivatives relating to hedged items classified as current (non-current)assets/liabilities of a financial nature—Current / non-current assets.	(b)	—	—	—
Assets				—	—
Liabilities				—	—
Derivatives (spot value)		(a+b)	4,334	52	50
Accruals				21
Derivatives (gross value)				73
Underlying instruments (1)	Bonds—Current / non-current liabilities		4,334	(4,368)
of which the fair value adjustment	Fair value adjustment and measurements at amortized cost	(c)		(58)	(53)
Ineffectiveness		(a+b+c)			(3)
Fair value adjustment for hedging settled in advance (2)				(157)

(1)	Includes the amortized cost value of bonds currently hedged plus the fair value adjustment.

(2)	Referred to bonds no longer hedged, which are therefore not presented in the table.

Cash flow hedges	Accounting item		Nominal value	Carrying amount	Change in fair value for the year	Change in cumulative fair value
	(millions of euro)
Interest rate swaps	Hedging derivatives relating to hedged items classified as current (non-current) assets/liabilities of a financial nature—Current / non-currentassets.	(a)	4,992	182	(165)
Assets				923	(180)
Liabilities				(741)	15

Cross Currency and Interest Rate Swaps	Hedging derivatives relating to hedged items classified as current (non-current) assets/liabilities of a financial nature—Current / non-current assets.	(b)	6,804	(365)	307
Assets				590	122
Liabilities				(955)	185

Derivatives (spot value)		(a+b)	11,796	(183)	142
Accruals				81

Derivatives (gross value)				(102)
of which equity reserve gains and losses					20

Determination of ineffectiveness
Change in derivatives		(c)				28
Change in underlying instruments (3)		(d)				(18)
Ineffectiveness (4)	Positive fair value adjustment of financial derivatives—non-hedging	(c+d)				10
Equity reserve
Equity reserve balance				(720)
of which due to the fair value of hedging settled in advance				(6)
Reclassification to P&L	Negative reversal of the reserve for the fair value adjustment of hedging derivatives (cash flow hedges)				(2)

(3)	Hypothetical derivatives used in measuring the effectiveness of cash flow hedges.

(4)

The ineffectiveness, due to its nature and calculation, does not necessarily coincide with the difference in cumulative changes in the fair value of derivatives and the underlying; the effect due to the adoption of CVA/DVA is not considered.

The change in the equity reserve attributable to the effective hedging component is equal to 26 million euros and comprises:

		Change
Changes in the equity cash flow hedge reserve	As of December 31, 2017	Hedging instrument gains / losses	Reversal from reclassification	Reversal for the fair value adjustment of hedging settled in advance	Other	As of December 31, 2018
	(millions of euros)
	(746)					(720)
Change in the effective fair value of derivatives		20
Change in the CVA/DVA		8
Reversal for ineffectiveness 2017			(5)
Amortization in P&L of the fair value of hedging settled in advance				2
Other					1
Overall change						26

None of the parameters represented includes any income tax effect.

The transactions hedged by cash flow hedges will generate cash flows and produce economic effects in the income statement in the periods indicated in the following table:

Currency of denomination	Notional amount in currency of denomination (millions)	Start of period	End of period	Rate applied	Interest period	Notional in euro hedging (millions)	Rate in euro hedging
GBP	850	Jan-19	Jun-19	6.375%	Annually	1,214	5.311%
GBP	375	Jan-19	May-23	5.875%	Annually	552	5.535%
JPY*	20,000	Jan-19	Oct-29	5.000%	Semiannually	174	5.940%
JPY**	20,000	Jan-19	Oct-29	0.750%	Semiannually	138	0.696%
USD	1,000	Jan-19	Nov-33	6.375%	Semiannually	849	5.994%
USD	1,500	Jan-19	May-24	5.303%	Semiannually	1,099	4.226%
USD	760	Jan-19	Jun-19	7.175%	Semiannually	549	6.689%
USD	1,000	Jan-19	Sept-34	6.000%	Semiannually	794	4.332%
USD	1,000	Jan-19	July-36	7.200%	Semiannually	791	5.884%
USD	1,000	Jan-19	Jun-38	7.721%	Semiannually	645	7.470%

*	Coupon-bearing bond flows are denominated in USD and calculated on a notional of 187.6 million USD.

**	Only hedging of coupon-bearing bond flow as a result of step-up on the loan.

The method selected to test the effectiveness retrospectively and, whenever the principal terms do not fully coincide, prospectively, for cash flow hedge derivatives and fair value hedge derivatives is the Volatility Risk Reduction (VRR) Test. This test assesses the ratio between the portfolio risk (where the portfolio means the derivative and the item hedged) and the risk of the hedged item taken separately. In essence, the portfolio risk must be significantly less than the risk of the hedged item.